Eaton Vance

Emerging Markets Debt Opportunities Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Convertible Bonds — 1.5%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 1.5%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	14,555	$14,869,793

Total Bermuda			$14,869,793

Total Convertible Bonds (identified cost $13,014,139)			$14,869,793

Foreign Corporate Bonds — 21.8%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.8%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(2)	USD	1,250	$869,508
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(3)	USD	3,895	3,464,116
Telecom Argentina S.A., 8.50%, 8/6/25(3)	USD	3,876	3,572,858
Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(3)	USD	3,977	3,455,098
YPF S.A.:
4.00% to 1/1/23, 2/12/26(1)(4)	USD	6,908	5,588,693
4.00% to 1/1/23, 2/12/26(3)(4)	USD	1,386	1,121,658

Total Argentina			$18,071,931

Armenia — 1.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(3)	USD	12,150	$12,104,437

Total Armenia			$12,104,437

Belarus — 0.6%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(3)	USD	5,086	$5,563,830

Total Belarus			$5,563,830

Brazil — 2.6%
Braskem Netherlands Finance BV, 5.875%, 1/31/50(3)	USD	3,529	$3,690,840
Guara Norte S.a.r.l., 5.198%, 6/15/34(3)	USD	2,427	2,448,782
MV24 Capital BV, 6.748%, 6/1/34(3)	USD	757	804,039
Odebrecht Offshore Drilling Finance, Ltd.:
6.72%, 12/1/22(1)	USD	459	454,503
6.72%, 12/1/22(3)	USD	6,803	6,735,225
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	5,210	5,873,493
Vale S.A., 2.762%, 12/29/49(5)(6)	BRL	55,335	5,908,279

Total Brazil			$25,915,161

Bulgaria — 0.5%
Eurohold Bulgaria AD, 6.50%, 12/7/22(3)	EUR	4,634	$5,264,808

Total Bulgaria			$5,264,808

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.4%
Gran Tierra Energy International Holdings, Ltd.:
6.25%, 2/15/25(1)	USD	632	$539,283
6.25%, 2/15/25(3)	USD	2,282	1,947,219
7.75%, 5/23/27(3)	USD	2,161	1,832,528

Total Colombia			$4,319,030

El Salvador — 0.5%
AES El Salvador Trust II, 6.75%, 3/28/23(3)	USD	5,436	$5,447,986

Total El Salvador			$5,447,986

Georgia — 0.5%
Georgia Capital JSC:
6.125%, 3/9/24(1)	USD	324	$328,925
6.125%, 3/9/24(3)	USD	3,782	3,839,486
Silknet JSC, 11.00%, 4/2/24(3)	USD	508	552,811

Total Georgia			$4,721,222

Indonesia — 1.6%
Alam Sutera Realty Tbk PT:
6.00%, (6.00% cash or 6.25% PIK), 5/2/24(7)	USD	962	$769,600
6.25%, (6.25% cash or 6.50% PIK), 11/2/25(3)(7)	USD	6,671	5,170,025
Bayan Resources Tbk PT, 6.125%, 1/24/23(3)	USD	9,373	9,831,199

Total Indonesia			$15,770,824

Mauritius — 0.1%
Network i2i, Ltd., 3.975% to 3/3/26(3)(5)(8)	USD	895	$900,392

Total Mauritius			$900,392

Mexico — 3.0%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(3)	USD	2,325	$587,062
10.00%, 12/19/22(3)	USD	5,835	1,371,283
Braskem Idesa SAPI, 7.45%, 11/15/29(3)	USD	14,131	14,332,932
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(3)	USD	7,809	7,054,573
Petroleos Mexicanos:
6.75%, 9/21/47	USD	7,472	6,616,157
7.19%, 9/12/24(1)	MXN	1,420	66,222
7.65%, 11/24/21	MXN	420	20,766

Total Mexico			$30,048,995

Moldova — 0.8%
Aragvi Finance International DAC, 8.45%, 4/29/26(3)	USD	7,791	$8,030,106

Total Moldova			$8,030,106

Nigeria — 0.4%
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(3)	USD	3,956	$4,064,790

Total Nigeria			$4,064,790

Security	Principal Amount (000’s omitted)		Value
Paraguay — 1.2%
Frigorifico Concepcion S.A.:
10.25%, 1/29/25(3)	USD	6,070	$6,236,925
10.25%, 1/29/25(3)	USD	4,335	4,454,213
10.25%, 1/29/25(1)	USD	1,000	1,027,500

Total Paraguay			$11,718,638

Peru — 1.2%
PetroTal Corp., 12.00%, 2/16/24(1)(3)	USD	5,050	$5,075,250
Telefonica del Peru SAA, 7.375%, 4/10/27(3)	PEN	24,500	6,707,208

Total Peru			$11,782,458

Russia — 0.2%
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(3)	USD	2,242	$2,328,115

Total Russia			$2,328,115

Saint Lucia — 0.5%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(3)	USD	4,548	$4,769,715

Total Saint Lucia			$4,769,715

Singapore — 1.4%
Puma International Financing S.A., 5.00%, 1/24/26(3)	USD	7,251	$7,320,755
TBLA International Pte Ltd., 7.00%, 1/24/23(3)	USD	8,147	6,863,847

Total Singapore			$14,184,602

South Africa — 0.5%
Petra Diamonds US Treasury PLC, 10.50%, 3/8/26(3)	USD	4,754	$4,658,920

Total South Africa			$4,658,920

Turkey — 0.6%
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(3)	USD	5,335	$5,768,757

Total Turkey			$5,768,757

Ukraine — 0.8%
Metinvest BV:
5.625%, 6/17/25(3)	EUR	4,426	$5,506,381
8.50%, 4/23/26(3)	USD	2,094	2,324,214

Total Ukraine			$7,830,595

United Arab Emirates — 0.3%
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(3)	USD	2,933	$3,022,882

Total United Arab Emirates			$3,022,882

Uzbekistan — 1.1%
Ipoteka-Bank ATIB, 16.00%, 4/16/24(3)	UZS	99,910,000	$9,478,395
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(3)	UZS	15,000,000	1,414,790

Total Uzbekistan			$10,893,185

Total Foreign Corporate Bonds (identified cost $211,139,852)			$217,181,379

Loan Participation Notes — 1.8%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 1.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(2)(3)(9)	UZS	93,585,000	$8,852,618
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(2)(3)(9)	UZS	99,513,000	9,407,322

Total Uzbekistan			$18,259,940

Total Loan Participation Notes (identified cost $19,206,726)			$18,259,940

Sovereign Government Bonds — 49.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Provincia de Buenos Aires/Government Bonds:
4.00%, 5/15/35(3)	USD	710	$299,925
6.50%, 2/15/23(3)	USD	2,794	1,166,523
7.875%, 6/15/27(3)	USD	6,265	2,725,338
9.125%, 3/16/24(3)	USD	2,714	1,173,832
9.625%, 4/18/28(3)	USD	292	137,240
9.95%, 6/9/21(3)	USD	3,106	1,436,525

Total Argentina			$6,939,383

Bahrain — 1.3%
Kingdom of Bahrain:
5.45%, 9/16/32(3)	USD	598	$594,861
6.00%, 9/19/44(3)	USD	2,484	2,328,874
6.25%, 1/25/51(3)	USD	5,420	5,094,014
7.50%, 9/20/47(3)	USD	4,424	4,688,422

Total Bahrain			$12,706,171

Barbados — 0.5%
Government of Barbados:
6.50%, 10/1/29(1)	USD	1,704	$1,742,647
6.50%, 10/1/29(3)	USD	3,093	3,162,899

Total Barbados			$4,905,546

Belarus — 0.2%
Republic of Belarus:
5.875%, 2/24/26(3)	USD	1,410	$1,369,372
6.875%, 2/28/23(3)	USD	1,000	1,023,105

Total Belarus			$2,392,477

Benin — 1.8%
Benin Government International Bond, 6.875%, 1/19/52(3)	EUR	13,886	$17,604,135

Total Benin			$17,604,135

Bosnia and Herzegovina — 0.0%(10)
Republic of Srpska:
1.50%, 10/30/23	BAM	146	$89,615

Security	Principal Amount (000’s omitted)		Value
1.50%, 6/9/25	BAM	49	$29,902
1.50%, 9/25/26	BAM	253	154,979

Total Bosnia and Herzegovina			$274,496

Croatia — 1.0%
Croatia Government International Bond, 1.75%, 3/4/41(3)	EUR	8,134	$9,883,980

Total Croatia			$9,883,980

Dominican Republic — 2.6%
Dominican Republic:
5.875%, 1/30/60(3)	USD	15,668	$15,687,585
6.85%, 1/27/45(3)	USD	3,455	3,938,700
7.45%, 4/30/44(3)	USD	627	758,670
8.90%, 2/15/23(3)	DOP	164,550	3,021,815
9.75%, 6/5/26(3)	DOP	135,750	2,643,961

Total Dominican Republic			$26,050,731

Ecuador — 0.5%
Republic of Ecuador:
0.50% to 7/31/21, 7/31/40(3)(4)	USD	1,640	$820,186
0.50% to 7/31/21, 7/31/40(3)(4)	USD	800	400,069
0.50% to 7/31/21, 7/31/40(3)(4)	USD	182	91,130
0.50% to 7/31/21, 7/31/40(3)(4)	USD	2,265	1,132,313
0.50% to 7/31/21, 7/31/40(3)(4)	USD	1,538	769,137
0.50% to 7/31/21, 7/31/40(3)(4)	USD	410	205,042
0.50% to 7/31/21, 7/31/40(3)(4)	USD	3,451	1,725,547

Total Ecuador			$5,143,424

Egypt — 4.2%
Arab Republic of Egypt:
5.875%, 2/16/31(3)	USD	8,451	$8,174,737
7.50%, 2/16/61(3)	USD	9,214	8,577,082
Egypt Government Bond:
14.06%, 1/12/26	EGP	195,789	12,398,427
14.483%, 4/6/26	EGP	50,657	3,242,852
14.556%, 10/13/27	EGP	150,732	9,663,155

Total Egypt			$42,056,253

Georgia — 0.5%
Georgia Treasury Bond:
7.00%, 5/30/24	GEL	6,558	$1,789,168
7.375%, 9/27/23	GEL	1,487	414,138
8.125%, 1/25/23	GEL	895	256,574
9.125%, 5/30/25	GEL	4,846	1,394,967
9.375%, 4/9/22	GEL	4,098	1,195,893

Total Georgia			$5,050,740

Indonesia — 3.8%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	176,643,000	$12,262,901
7.50%, 4/15/40	IDR	348,060,000	24,744,910
8.375%, 4/15/39	IDR	8,234,000	633,496

Total Indonesia			$37,641,307

Security	Principal Amount (000’s omitted)		Value
Ivory Coast — 2.9%
Ivory Coast Government International Bond:
4.875%, 1/30/32(3)	EUR	5,949	$7,196,419
5.25%, 3/22/30(3)	EUR	1,511	1,914,151
6.625%, 3/22/48(3)	EUR	13,056	16,428,189
6.875%, 10/17/40(3)	EUR	2,759	3,595,668

Total Ivory Coast			$29,134,427

Jordan — 1.6%
Jordan Government International Bond, 7.375%, 10/10/47(3)	USD	15,439	$16,271,085

Total Jordan			$16,271,085

Kenya — 0.2%
Republic of Kenya, 7.25%, 2/28/28(3)	USD	1,738	$1,890,004

Total Kenya			$1,890,004

Lebanon — 0.2%
Lebanese Republic:
6.25%, 11/4/24(3)(11)	USD	894	$114,548
6.25%, 6/12/25(3)(11)	USD	143	18,450
6.40%, 5/26/23(11)	USD	880	113,573
6.65%, 4/22/24(3)(11)	USD	3,617	462,650
6.65%, 11/3/28(3)(11)	USD	4,831	620,204
6.75%, 11/29/27(3)(11)	USD	29	3,745
6.85%, 3/23/27(3)(11)	USD	2,707	354,032
6.85%, 5/25/29(11)	USD	1,104	140,076
7.00%, 12/3/24(11)	USD	369	46,878
7.00%, 3/20/28(3)(11)	USD	1,314	165,321
7.05%, 11/2/35(3)(11)	USD	564	72,581
7.15%, 11/20/31(3)(11)	USD	226	28,856
8.20%, 5/17/33(11)	USD	77	9,606
8.25%, 5/17/34(11)	USD	65	8,263

Total Lebanon			$2,158,783

Mexico — 0.3%
Mexican Bonos, 8.50%, 5/31/29	MXN	47,000	$2,587,647

Total Mexico			$2,587,647

Oman — 0.1%
Oman Government International Bond, 3.625%, 6/15/21(3)	USD	900	$902,273

Total Oman			$902,273

Pakistan — 1.0%
Islamic Republic of Pakistan:
6.00%, 4/8/26(3)	USD	2,295	$2,363,219
7.375%, 4/8/31(3)	USD	5,335	5,615,087
8.875%, 4/8/51(3)	USD	1,900	2,041,474

Total Pakistan			$10,019,780

Romania — 8.7%
Romania Government International Bond:
2.625%, 12/2/40(3)	EUR	1,560	$1,842,641
2.75%, 4/14/41(3)	EUR	2,228	2,637,897

Security	Principal Amount (000’s omitted)		Value
3.375%, 1/28/50(3)	EUR	25,784	$32,479,618
3.624%, 5/26/30(3)	EUR	6,454	8,964,572
4.625%, 4/3/49(3)	EUR	27,240	40,608,224

Total Romania			$86,532,952

Rwanda — 0.0%(10)
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	221	$233,949

Total Rwanda			$233,949

Serbia — 5.3%
Serbia Treasury Bond:
4.50%, 1/11/26	RSD	1,125,270	$12,601,293
4.50%, 8/20/32	RSD	3,178,570	36,178,542
5.875%, 2/8/28	RSD	340,620	4,226,059

Total Serbia			$53,005,894

Seychelles — 0.0%(10)
Republic of Seychelles, 8.00%, 1/1/26(3)	USD	178	$175,551

Total Seychelles			$175,551

Suriname — 2.7%
Republic of Suriname, 9.25%, 10/26/26(3)	USD	37,307	$26,674,505

Total Suriname			$26,674,505

Tunisia — 0.4%
Banque Centrale de Tunisie International Bond:
5.625%, 2/17/24(3)	EUR	2,970	$3,402,638
6.75%, 10/31/23(3)	EUR	850	996,038

Total Tunisia			$4,398,676

Turkey — 0.1%
Republic of Turkey, 5.125%, 3/25/22	USD	810	$824,665

Total Turkey			$824,665

Ukraine — 7.2%
Ukraine Government International Bond:
0.00%, GDP-Linked, 5/31/40(3)(12)	USD	9,435	$9,986,051
9.79%, 5/26/27	UAH	331,024	10,401,433
9.84%, 2/15/23	UAH	26,000	893,541
9.99%, 5/22/24	UAH	223,692	7,414,018
10.00%, 8/23/23	UAH	282,575	9,584,150
15.84%, 2/26/25	UAH	856,594	33,158,984

Total Ukraine			$71,438,177

Uruguay — 1.2%
Republic of Uruguay, 3.875%, 7/2/40(13)	UYU	445,715	$11,818,965

Total Uruguay			$11,818,965

Uzbekistan — 0.0%(10)
Republic of Uzbekistan, 14.50%, 11/25/23(3)	UZS	2,500,000	$240,360

Total Uzbekistan			$240,360

Security	Principal Amount (000’s omitted)		Value
Zambia — 0.2%
Republic of Zambia:
5.375%, 9/20/22(3)	USD	2,174	$1,319,014
8.50%, 4/14/24(3)	USD	399	245,831
8.97%, 7/30/27(3)	USD	399	243,392

Total Zambia			$1,808,237

Total Sovereign Government Bonds (identified cost $490,311,812)			$490,764,573

Sovereign Loans — 1.3%

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 0.3%
Government of Kenya, Term Loan, 6.71%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(14)	USD	2,543	$2,597,232

Total Kenya			$2,597,232

Macedonia — 0.0%(10)
Republic of Macedonia, Term Loan, 4.5%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(14)(15)	EUR	400	$481,738

Total Macedonia			$481,738

Nigeria — 0.9%
Bank of Industry Limited, Term Loan, 6.184%, (3 mo. USD LIBOR + 6.00%), Maturing December 14, 2023(14)(15)	USD	8,560	$8,618,251

Total Nigeria			$8,618,251

Tanzania — 0.1%
Government of the United Republic of Tanzania:
Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), 6/23/22(14)	USD	311	$318,184
Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), 6/23/22(14)	USD	1,000	1,027,430

Total Tanzania			$1,345,614

Total Sovereign Loans (identified cost $12,859,611)			$13,042,835

Short-Term Investments — 18.8%

Sovereign Government Securities — 10.0%

Security	Principal Amount (000’s omitted)		Value
Egypt — 6.2%
Egypt Treasury Bill:
0.00%, 6/29/21	EGP	23,000	$1,442,882
0.00%, 7/6/21	EGP	137,850	8,628,643
0.00%, 7/13/21	EGP	144,550	9,025,395
0.00%, 7/27/21	EGP	93,425	5,804,088
0.00%, 8/3/21	EGP	110,675	6,858,543

Security	Principal Amount (000’s omitted)		Value
0.00%, 8/10/21	EGP	74,525	$4,606,745
0.00%, 8/24/21	EGP	50,050	3,078,323
0.00%, 9/14/21	EGP	21,425	1,307,936
0.00%, 9/21/21	EGP	205,900	12,538,959
0.00%, 9/28/21	EGP	30,275	1,839,217
0.00%, 10/12/21	EGP	59,975	3,625,886
0.00%, 10/26/21	EGP	48,950	2,945,099

Total Egypt			$61,701,716

Georgia — 0.9%
Georgia Treasury Bill:
0.00%, 5/13/21	GEL	2,741	$792,874
0.00%, 6/3/21	GEL	363	104,528
0.00%, 8/12/21	GEL	960	271,770
0.00%, 9/9/21	GEL	5,335	1,499,163
0.00%, 10/14/21	GEL	6,801	1,895,635
0.00%, 11/11/21	GEL	11,073	3,065,834
0.00%, 12/9/21	GEL	3,512	965,167
0.00%, 2/10/22	GEL	2,488	673,389

Total Georgia			$9,268,360

Uganda — 1.0%
Uganda Treasury Bill:
0.00%, 2/24/22	UGX	8,888,700	$2,285,854
0.00%, 3/10/22	UGX	8,000,500	2,046,015
0.00%, 3/24/22	UGX	13,215,100	3,375,128
0.00%, 4/7/22	UGX	6,799,500	1,723,647
0.00%, 4/21/22	UGX	1,990,000	501,704

Total Uganda			$9,932,348

Uruguay — 1.9%
Uruguay Monetary Regulation Bill:
0.00%, 8/20/21	UYU	202,219	$4,537,704
0.00%, 10/1/21	UYU	47,000	1,046,891
0.00%, 10/20/21	UYU	65,300	1,449,133
0.00%, 12/3/21	UYU	232,290	5,112,416
0.00%, 1/7/22	UYU	75,500	1,650,472
0.00%, 2/11/22	UYU	106,050	2,303,273
0.00%, 2/25/22	UYU	41,032	888,319
0.00%, 4/22/22	UYU	65,000	1,393,185

Total Uruguay			$18,381,393

Total Sovereign Government Securities (identified cost $99,611,584)			$99,283,817

U.S. Treasury Obligations — 0.0%(10)

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill:
0.00%, 5/13/21(16)	$235	$235,000
0.00%, 6/3/21(16)	215	215,000

Total U.S. Treasury Obligations (identified cost $449,989)		$450,000

Other — 8.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(17)	87,795,263	$87,795,263

Total Other (identified cost $87,795,263)		$87,795,263

Total Short-Term Investments (identified cost $187,856,836)		$187,529,080

Total Purchased Options and Swaptions — 0.0%(10) (identified cost $844,677)		$275,545

Total Investments — 94.4% (identified cost $935,233,653)		$941,923,145

Other Assets, Less Liabilities — 5.6%		$55,403,616

Net Assets — 100.0%		$997,326,761

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $15,692,531 or 1.6% of the Fund’s net assets.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $498,121,646 or 49.9% of the Fund’s net assets.

(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2021.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2021.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(10)	Amount is less than 0.05%.

(11)	Issuer is in default with respect to interest payments.

(12)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(13)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(15)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Purchased Currency Options — 0.0%(10)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL/Put USD	Goldman Sachs International	USD	3,027,000	BRL	4.50	2/9/22	$9,695
Call BRL/Put USD	Goldman Sachs International	USD	16,952,000	BRL	4.51	2/9/22	56,179
Call BRL/Put USD	Goldman Sachs International	USD	20,841,000	BRL	4.48	2/10/22	64,253

Total							$130,127

Purchased Interest Rate Swaptions — 0.0%(10)

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	24,860,000	12/15/21	$8,934
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	30,530,000	1/7/22	10,016
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	15,260,000	1/10/22	4,982
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	60,100,000	1/12/22	19,555

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	16,786,000	1/17/22	$5,753
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	27,108,000	1/27/22	9,308
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	61,060,000	2/10/22	26,628
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	16,160,000	2/16/22	11,490
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	16,160,000	2/21/22	17,106
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	16,160,000	2/23/22	18,621
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	12,390,000	2/23/22	13,025

Total					$145,418

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	2,374,648	USD	2,823,162	5/4/21	$31,758
EUR	227,179	USD	273,477	5/4/21	(352)
EUR	311,177	USD	374,595	5/4/21	(482)
EUR	326,676	USD	393,253	5/4/21	(506)
EUR	364,400	USD	438,665	5/4/21	(565)
EUR	500,000	USD	601,900	5/4/21	(775)
EUR	1,008,064	USD	1,213,508	5/4/21	(1,563)
EUR	1,505,448	USD	1,812,257	5/4/21	(2,333)
EUR	2,220,224	USD	2,672,705	5/4/21	(3,441)
EUR	3,771,561	USD	4,540,203	5/4/21	(5,846)
EUR	4,895,985	USD	5,893,785	5/4/21	(7,589)
EUR	9,375,194	USD	11,285,856	5/4/21	(14,532)
EUR	9,915,450	USD	11,936,216	5/4/21	(15,369)
EUR	18,937,268	USD	22,796,677	5/4/21	(29,353)
EUR	29,856,342	USD	35,941,055	5/4/21	(46,278)
EUR	50,865,092	USD	61,231,381	5/4/21	(78,842)
USD	2,858,600	EUR	2,374,648	5/4/21	3,681
USD	369,951	EUR	311,177	5/4/21	(4,162)
USD	388,377	EUR	326,676	5/4/21	(4,369)
USD	267,151	EUR	227,179	5/4/21	(5,975)
USD	428,516	EUR	364,400	5/4/21	(9,584)
USD	587,975	EUR	500,000	5/4/21	(13,150)
USD	1,789,791	EUR	1,505,448	5/4/21	(20,133)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,645,255	EUR	2,220,224	5/4/21	$(24,009)
USD	1,185,433	EUR	1,008,064	5/4/21	(26,512)
USD	4,483,918	EUR	3,771,561	5/4/21	(50,440)
USD	11,145,943	EUR	9,375,194	5/4/21	(125,381)
USD	5,757,431	EUR	4,895,985	5/4/21	(128,765)
USD	11,660,070	EUR	9,915,450	5/4/21	(260,777)
USD	22,269,273	EUR	18,937,268	5/4/21	(498,051)
USD	35,109,553	EUR	29,856,342	5/4/21	(785,224)
USD	59,814,783	EUR	50,865,092	5/4/21	(1,337,755)
INR	72,000,000	USD	975,993	5/5/21	(4,162)
INR	228,002,887	USD	3,082,974	5/5/21	(5,470)
USD	4,043,318	INR	300,002,887	5/5/21	(6,017)
IDR	91,000,000,000	USD	6,217,971	5/11/21	74,410
IDR	101,535,511,892	USD	6,981,745	5/11/21	39,135
IDR	33,214,857,447	USD	2,287,682	5/11/21	9,027
IDR	10,987,410,419	USD	756,761	5/11/21	2,986
IDR	2,121,201,833	USD	146,038	5/11/21	637
IDR	26,342,866,000	USD	1,823,364	5/11/21	(1,833)
IDR	43,000,000,000	USD	2,977,839	5/11/21	(4,517)
IDR	67,468,610,769	USD	4,814,716	5/11/21	(149,461)
IDR	74,979,528,091	USD	5,346,134	5/11/21	(161,522)
IDR	9,000,000,000	USD	632,444	5/11/21	(10,121)
RUB	87,205,789	USD	1,115,573	5/11/21	43,185
RUB	826,217	USD	10,569	5/11/21	409
RUB	354,572,971	USD	4,524,848	5/11/21	186,587
RUB	354,572,971	USD	4,528,448	5/11/21	182,987
RUB	725,000,000	USD	9,525,849	5/11/21	107,684
RUB	3,359,343	USD	42,870	5/11/21	1,768
RUB	3,359,343	USD	42,904	5/11/21	1,734
USD	3,239,036	IDR	45,427,484,921	5/11/21	97,860
USD	2,917,069	IDR	40,876,881,682	5/11/21	90,553
USD	121,686	IDR	1,767,488,781	5/11/21	(531)
USD	3,630,042	IDR	52,704,579,741	5/11/21	(14,324)
USD	7,797,992	IDR	113,219,051,767	5/11/21	(30,770)
USD	5,817,530	IDR	84,604,338,592	5/11/21	(32,609)
USD	1,668,196	IDR	23,739,262,840	5/11/21	26,696
INR	243,897,113	USD	3,250,141	5/19/21	32,932
INR	87,870,000	USD	1,163,918	5/19/21	18,891
USD	4,463,375	INR	331,767,113	5/19/21	(2,507)
USD	75,230,585	EUR	62,460,510	6/2/21	94,831
USD	37,773,719	EUR	31,361,790	6/2/21	47,615
USD	27,351,657	EUR	22,708,829	6/2/21	34,478
USD	12,317,465	EUR	10,226,627	6/2/21	15,527
USD	3,036,825	EUR	2,521,337	6/2/21	3,828
USD	1,214,164	EUR	1,008,064	6/2/21	1,531
USD	602,225	EUR	500,000	6/2/21	759
USD	438,902	EUR	364,400	6/2/21	553
USD	393,465	EUR	326,676	6/2/21	496
USD	273,625	EUR	227,179	6/2/21	345

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	157,832,000	USD	224,376	6/16/21	$(2,362)
COP	122,692,230,000	USD	34,188,727	6/16/21	(1,569,700)
USD	5,275,799	COP	18,991,556,055	6/16/21	226,693
USD	4,876,205	COP	17,501,721,972	6/16/21	223,187
USD	4,875,138	COP	17,501,721,972	6/16/21	222,120
USD	1,626,197	EUR	1,356,958	6/16/21	(6,618)
USD	3,282,720	EUR	2,739,221	6/16/21	(13,359)
USD	3,312,037	EUR	2,763,685	6/16/21	(13,479)
USD	4,615,177	EUR	3,851,072	6/16/21	(18,782)
USD	4,743,926	EUR	3,958,504	6/16/21	(19,306)
USD	8,884,700	EUR	7,413,718	6/16/21	(36,157)
USD	15,221,252	EUR	12,701,166	6/16/21	(61,945)
USD	6,986,607	PEN	25,941,969	6/16/21	128,437
USD	255,415	PEN	948,381	6/16/21	4,695
RUB	1,179,304	USD	15,607	6/23/21	(23)
RUB	1,627,390	USD	21,554	6/23/21	(49)
RUB	157,541,650	USD	2,084,935	6/23/21	(3,050)
RUB	219,166,320	USD	2,902,807	6/23/21	(6,563)
RUB	1,141,941	USD	15,121	6/25/21	(35)
RUB	1,141,941	USD	15,123	6/25/21	(37)
RUB	1,294,201	USD	17,187	6/25/21	(90)
RUB	1,460,932	USD	19,454	6/25/21	(154)
USD	2,123,120	RUB	159,533,343	6/25/21	15,568
RUB	804,188	USD	10,642	6/30/21	(27)
RUB	1,400,000	USD	18,517	6/30/21	(37)
RUB	109,582,042	USD	1,450,186	6/30/21	(3,647)
RUB	182,600,000	USD	2,415,207	6/30/21	(4,794)

					$(3,712,588)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	90,020,000	USD	5,605,230	Goldman Sachs International	5/4/21	$143,173	$—
EGP	90,020,000	USD	5,739,863	Goldman Sachs International	5/4/21	8,540	—
USD	5,739,863	EGP	90,020,000	Goldman Sachs International	5/4/21	—	(8,540)
USD	5,733,758	EGP	90,020,000	Goldman Sachs International	5/4/21	—	(14,646)
UAH	42,120,000	USD	1,512,931	BNP Paribas	5/5/21	1,010	—
UAH	29,750,000	USD	1,071,686	BNP Paribas	5/5/21	—	(2,366)
UAH	42,130,000	USD	1,517,651	BNP Paribas	5/5/21	—	(3,350)
USD	1,977,381	UAH	56,212,000	BNP Paribas	5/5/21	—	(43,077)
USD	2,059,926	UAH	58,780,000	JPMorgan Chase Bank, N.A.	5/5/21	—	(52,834)
CNH	6,000,000	USD	922,621	BNP Paribas	5/6/21	4,089	—
CNH	11,000,000	USD	1,692,651	UBS AG	5/6/21	6,318	—
USD	2,628,804	CNH	17,000,000	UBS AG	5/6/21	3,124	—
CNH	45,800,000	USD	7,018,082	UBS AG	5/10/21	53,811	—
CNH	11,000,000	USD	1,682,716	UBS AG	5/10/21	15,773	—
CNH	7,970,000	USD	1,226,183	UBS AG	5/10/21	4,450	—
EGP	89,980,000	USD	5,616,729	Goldman Sachs International	5/10/21	123,472	—
EUR	227,179	USD	275,395	Standard Chartered Bank	5/10/21	—	(2,238)
USD	13,286	CNH	86,851	UBS AG	5/10/21	—	(125)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	19,914,490	CNH	129,720,000	UBS AG	5/10/21	$—	$(115,333)
USD	374,073	EUR	311,438	Bank of America, N.A.	5/10/21	—	(395)
USD	456,047	EUR	379,686	Bank of America, N.A.	5/10/21	—	(482)
USD	491,880	EUR	409,519	Bank of America, N.A.	5/10/21	—	(520)
USD	905,695	EUR	754,044	Bank of America, N.A.	5/10/21	—	(957)
USD	3,265,437	EUR	2,718,667	Bank of America, N.A.	5/10/21	—	(3,452)
USD	4,350,945	EUR	3,590,373	Deutsche Bank AG	5/10/21	33,928	—
USD	11,665,022	EUR	9,679,340	Standard Chartered Bank	5/10/21	26,711	—
USD	171,592	EUR	141,895	State Street Bank and Trust Company	5/10/21	980	—
USD	4,591,728	UAH	129,000,000	Bank of America, N.A.	5/11/21	—	(38,677)
MYR	3,500,000	USD	863,771	Goldman Sachs International	5/17/21	—	(10,157)
THB	58,502,134	USD	1,949,616	Standard Chartered Bank	5/17/21	—	(70,941)
THB	73,443,643	USD	2,447,550	Standard Chartered Bank	5/17/21	—	(89,059)
CNH	47,950,000	USD	7,395,241	Goldman Sachs International	5/18/21	4,575	—
CNH	22,333,189	USD	3,413,638	UBS AG	5/18/21	32,900	—
USD	3,414,149	CNH	22,137,004	Goldman Sachs International	5/18/21	—	(2,112)
CLP	3,242,168,000	USD	4,636,816	Standard Chartered Bank	5/20/21	—	(75,469)
TRY	37,740,000	USD	4,481,121	Standard Chartered Bank	5/21/21	37,283	—
TRY	40,853,421	USD	4,964,567	Standard Chartered Bank	5/21/21	—	(73,410)
USD	9,344,568	TRY	78,593,421	Standard Chartered Bank	5/21/21	—	(64,992)
USD	929,849	UAH	26,417,000	Goldman Sachs International	5/26/21	—	(15,164)
MYR	23,350,000	USD	5,653,753	Barclays Bank PLC	6/1/21	34,960	—
MYR	2,313,126	USD	570,494	Barclays Bank PLC	6/1/21	—	(6,952)
MYR	23,500,000	USD	5,795,886	Barclays Bank PLC	6/1/21	—	(70,629)
EGP	14,350,000	USD	886,897	Goldman Sachs International	6/2/21	24,428	—
EGP	14,320,000	USD	886,962	Goldman Sachs International	6/3/21	22,281	—
PLN	36,500,000	EUR	8,015,559	HSBC Bank USA, N.A.	6/10/21	—	(17,256)
PLN	54,086,848	EUR	11,899,736	UBS AG	6/10/21	—	(52,075)
PLN	55,183,152	EUR	12,140,893	UBS AG	6/10/21	—	(53,079)
GEL	2,475,078	USD	715,113	ICBC Standard Bank PLC	6/11/21	—	(3,798)
UYU	8,693,521	USD	198,782	HSBC Bank USA, N.A.	6/14/21	—	(1,571)
UYU	8,727,314	USD	199,554	HSBC Bank USA, N.A.	6/14/21	—	(1,578)
UYU	8,683,615	USD	198,983	HSBC Bank USA, N.A.	6/14/21	—	(1,997)
UYU	17,571,408	USD	401,807	HSBC Bank USA, N.A.	6/14/21	—	(3,204)
USD	2,537,727	THB	77,905,675	Standard Chartered Bank	6/16/21	36,372	—
UYU	106,547,000	USD	2,256,874	HSBC Bank USA, N.A.	6/17/21	159,090	—
UYU	17,000,000	USD	370,072	HSBC Bank USA, N.A.	6/17/21	15,404	—
USD	773,019	UAH	22,147,000	BNP Paribas	6/25/21	—	(13,498)
EGP	9,230,000	USD	568,000	Bank of America, N.A.	6/29/21	14,373	—
EGP	3,960,000	USD	243,692	Bank of America, N.A.	6/29/21	6,167	—
HUF	292,687,000	EUR	806,815	Citibank, N.A.	6/30/21	5,576	—
HUF	1,252,078,766	EUR	3,443,496	Goldman Sachs International	6/30/21	33,433	—
HUF	829,288,400	EUR	2,275,827	Goldman Sachs International	6/30/21	28,043	—
HUF	829,286,600	EUR	2,276,016	Goldman Sachs International	6/30/21	27,809	—
HUF	712,741,313	EUR	1,987,020	Goldman Sachs International	6/30/21	—	(13,253)
HUF	1,101,372,838	EUR	3,071,313	Goldman Sachs International	6/30/21	—	(21,496)
HUF	2,880,000,000	EUR	7,954,608	Standard Chartered Bank	6/30/21	36,019	—
HUF	1,025,885,849	EUR	2,861,854	Standard Chartered Bank	6/30/21	—	(21,281)
USD	1,057,026	UAH	29,750,000	BNP Paribas	6/30/21	1,652	—
GEL	2,489,900	USD	715,098	ICBC Standard Bank PLC	7/6/21	—	(3,596)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	4,821,000	USD	1,161,127	Barclays Bank PLC	7/6/21	$12,437	$—
MYR	13,530,000	USD	3,258,671	Credit Agricole Corporate and Investment Bank	7/6/21	34,903	—
MYR	10,560,000	USD	2,546,112	Barclays Bank PLC	7/7/21	24,417	—
MYR	7,504,420	USD	1,808,512	Credit Agricole Corporate and Investment Bank	7/7/21	18,224	—
MYR	5,200,000	USD	1,256,949	Credit Agricole Corporate and Investment Bank	7/8/21	8,810	—
USD	725,163	MYR	3,000,000	Credit Agricole Corporate and Investment Bank	7/8/21	—	(5,082)
MYR	7,584,580	USD	1,833,796	Barclays Bank PLC	7/9/21	12,360	—
CNH	17,000,000	USD	2,616,433	UBS AG	7/14/21	—	(3,217)
USD	1,711,037	THB	54,040,102	Standard Chartered Bank	7/16/21	—	(23,819)
USD	2,239,651	UAH	64,222,000	BNP Paribas	7/16/21	—	(28,587)
USD	873,619	UAH	25,300,000	Goldman Sachs International	7/22/21	—	(18,468)
MXN	7,828,194	USD	389,621	Citibank, N.A.	7/23/21	—	(6,619)
MXN	8,806,718	USD	438,011	Citibank, N.A.	7/23/21	—	(7,133)
USD	611,103	MXN	12,287,087	Citibank, N.A.	7/23/21	9,945	—
USD	509,616	MXN	10,239,239	Citibank, N.A.	7/23/21	8,651	—
HUF	683,973,743	EUR	1,873,187	BNP Paribas	7/26/21	25,513	—
HUF	683,973,743	EUR	1,872,838	Goldman Sachs International	7/26/21	25,934	—
USD	1,482,055	UAH	42,120,000	BNP Paribas	7/28/21	—	(661)
USD	1,485,019	UAH	42,130,000	BNP Paribas	7/29/21	2,359	—
MXN	7,338,932	USD	365,041	Citibank, N.A.	7/30/21	—	(6,268)
MXN	10,726,924	USD	532,721	Citibank, N.A.	7/30/21	—	(8,322)
USD	1,454,617	MXN	29,290,667	Citibank, N.A.	7/30/21	22,705	—
HUF	756,526,269	EUR	2,073,359	BNP Paribas	8/2/21	25,764	—
HUF	756,526,245	EUR	2,073,409	BNP Paribas	8/2/21	25,704	—
KES	99,960,000	USD	844,471	Standard Chartered Bank	10/12/21	52,031	—
KES	66,640,000	USD	562,980	Standard Chartered Bank	10/12/21	34,688	—
UYU	17,477,690	USD	391,219	HSBC Bank USA, N.A.	10/13/21	—	(2,089)
GEL	4,521,400	USD	1,305,254	Goldman Sachs International	10/21/21	—	(45,762)
EGP	90,020,000	USD	5,489,024	Goldman Sachs International	10/28/21	12,483	—
KES	23,000,000	USD	185,484	Citibank, N.A.	12/3/21	18,504	—
UYU	17,821,501	USD	392,942	HSBC Bank USA, N.A.	1/11/22	—	(2,593)
KES	30,679,000	USD	259,771	Standard Chartered Bank	2/8/22	8,207	—
KES	33,620,000	USD	288,089	ICBC Standard Bank PLC	2/23/22	3,598	—
KES	16,826,000	USD	144,058	ICBC Standard Bank PLC	2/23/22	1,924	—
KES	30,470,000	USD	259,761	Standard Chartered Bank	3/2/22	3,766	—
KES	30,400,000	USD	259,718	Standard Chartered Bank	3/4/22	2,968	—
KES	30,780,000	USD	263,685	Standard Chartered Bank	3/8/22	1,809	—
KES	21,400,000	USD	183,062	Standard Chartered Bank	4/1/22	—	(436)

						$1,343,448	$(1,132,615)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/6/21	COP	31,658,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$8,512,540	$72,235
5/7/21	COP	15,290,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,161,840	22,121
5/10/21	COP	5,846,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,607,700	235

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/10/21	COP	17,531,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$4,797,063	$(26,218)
5/13/21	COP	9,116,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,491,133	(15,107)
5/13/21	COP	2,766,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	754,734	(419)
5/13/21	COP	2,766,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	765,808	(6,384)
5/14/21	COP	31,658,040	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	8,637,937	(10,687)
5/14/21	COP	23,786,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	6,490,205	2,110
5/17/21	COP	31,796,130	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	8,668,508	(67,933)
5/18/21	COP	31,658,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	8,764,687	(84,836)
5/19/21	COP	27,936,280	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,734,297	(74,111)
5/21/21	COP	13,277,500	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,630,907	(10,015)
5/24/21	COP	6,638,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,842,545	(12,132)
5/24/21	COP	6,838,110	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	1,897,891	(22,759)
5/26/21	COP	16,341,030	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,505,385	(48,227)
5/27/21	COP	15,656,980	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,306,870	(53,203)
5/28/21	COP	23,811,940	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	6,562,475	(67,972)
5/31/21	COP	11,164,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,005,056	35,509
6/2/21	COP	41,294,990	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,175,896	(4,027)
6/4/21	COP	22,400,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	6,024,339	23,765
6/7/21	COP	18,666,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	5,050,480	22,302

						$(325,753)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description				Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap				(3)	Short	6/14/21	$(292,500)	$111
Euro-Bobl				(13)	Short	6/8/21	(2,105,728)	2,459
Euro-Bund				(166)	Short	6/8/21	(33,927,485)	140,045
Euro-Buxl				(326)	Short	6/8/21	(79,131,351)	2,052,999
U.S. 5-Year Treasury Note				(634)	Short	6/30/21	(78,576,375)	337,518
U.S. 10-Year Treasury Note				(422)	Short	6/21/21	(55,717,187)	347,481
U.S. Long Treasury Bond				(33)	Short	6/21/21	(5,189,250)	43,586
U.S. Ultra-Long Treasury Bond				(244)	Short	6/21/21	(45,361,126)	616,173

								$3,540,372

Centrally Cleared Interest Rate Swaps
Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	28,283	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	$3,842	$—	$3,842
BRL	129,518	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(107,430)	—	(107,430)
BRL	145,544	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.06% (pays upon termination)	1/3/22	(127,765)	—	(127,765)
BRL	157,820	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.84% (pays upon termination)	1/3/22	(195,620)	—	(195,620)
BRL	195,517	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	100,547	—	100,547
BRL	224,207	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	18,731	—	18,731
BRL	10,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.07% (pays upon termination)	1/2/23	(37,943)	—	(37,943)
BRL	28,677	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	5,931	—	5,931
BRL	39,152	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.15% (pays upon termination)	1/2/23	35,947	—	35,947
COP	2,551,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	1,866	—	1,866
COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	7,450	—	7,450
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	17,095	—	17,095
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	12,375	—	12,375
COP	3,964,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	1,722	—	1,722
COP	5,766,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	698	—	698
COP	6,149,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	15,062	—	15,062

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	$17,119	$—	$17,119
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays semi-annually)	11/26/25	12,109	—	12,109
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	2,838	—	2,838
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	(2,633)	—	(2,633)
COP	7,036,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	6,205	—	6,205
COP	8,375,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	15,225	—	15,225
COP	12,298,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.12% (pays quarterly)	11/26/25	20,777	—	20,777
COP	14,687,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	(14,362)	—	(14,362)
COP	15,958,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.14% (pays quarterly)	11/26/25	22,572	—	22,572
COP	16,332,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	14,107	—	14,107
COP	19,448,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.26% (pays quarterly)	11/26/25	3,479	—	3,479
COP	32,427,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	2,194	—	2,194
COP	65,491,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	5,983	—	5,983
COP	19,292,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	(21,607)	—	(21,607)
COP	20,652,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	(39,206)	—	(39,206)
COP	9,785,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	33,342	—	33,342
COP	4,129,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	11,252	—	11,252
COP	5,780,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	16,659	—	16,659
COP	6,462,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	18,117	—	18,117
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(14,384)	6,303	(8,081)
EUR	1,190	Receives	6-month EURIBOR (pays semi-annually)	(0.25)% (pays annually)	4/17/25	(5,577)	—	(5,577)
EUR	955	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	6/16/25	(797)	(1)	(798)
EUR	665	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	37,532	—	37,532
EUR	57	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	3,095	9	3,104

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	164	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	$8,826	$—	$8,826
EUR	281	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	14,138	—	14,138
EUR	1,193	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	68,326	—	68,326
EUR	882	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	55,271	—	55,271
EUR	70	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	5,196	—	5,196
EUR	3,150	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	295,142	(45)	295,097
EUR	498	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	55,174	(6)	55,168
EUR	2,012	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	280,850	(1)	280,849
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	7,751	—	7,751
MXN	40,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	15,419	—	15,419
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	6,521	—	6,521
MXN	61,687	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	21,688	—	21,688
MXN	12,863	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	3,668	—	3,668
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	6,016	—	6,016
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	5,371	—	5,371
MXN	132,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.23% (pays monthly)	1/6/23	(73,661)	—	(73,661)
MXN	22,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.69% (pays monthly)	8/30/23	(12,131)	—	(12,131)
MXN	512,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.64% (pays monthly)	9/22/23	(332,160)	—	(332,160)
MXN	100,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	10/13/23	(71,900)	—	(71,900)
MXN	90,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.59% (pays monthly)	11/29/23	(77,707)	—	(77,707)
MXN	113,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.41% (pays monthly)	12/21/23	(128,500)	—	(128,500)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	$250,978	$—	$250,978
MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	246,829	(4)	246,825
MXN	68,044	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(130,564)	—	(130,564)
MXN	244,837	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(459,789)	—	(459,789)
MXN	66,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(177,840)	—	(177,840)
MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	4/1/24	98,011	486	98,497
MXN	46,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.63% (pays monthly)	5/23/24	141,123	—	141,123
MXN	48,837	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.64% (pays monthly)	5/23/24	149,819	—	149,819
MXN	21,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.80% (pays monthly)	9/10/24	39,379	—	39,379
MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.65% (pays monthly)	11/15/24	67,637	1,261	68,898
MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.58% (pays monthly)	1/1/25	59,787	—	59,787
MXN	85,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(154,387)	—	(154,387)
MXN	85,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(156,107)	—	(156,107)
MXN	68,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.56% (pays monthly)	1/20/25	(132,100)	—	(132,100)
MXN	161,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.55% (pays monthly)	1/23/25	(316,393)	—	(316,393)
MXN	45,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.67% (pays monthly)	2/5/25	(80,552)	—	(80,552)
MXN	150,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.60% (pays monthly)	2/5/25	(287,556)	—	(287,556)
MXN	95,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.72% (pays monthly)	2/13/25	(164,990)	—	(164,990)
MXN	112,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.00% (pays monthly)	2/25/25	(143,340)	—	(143,340)
MXN	77,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.22% (pays monthly)	3/4/25	(68,110)	—	(68,110)
MXN	56,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(29,734)	—	(29,734)
MXN	31,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.88% (pays monthly)	7/16/25	(57,918)	—	(57,918)
MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.69% (pays monthly)	12/23/25	(68,702)	—	(68,702)
MXN	31,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	38,880	—	38,880
MXN	29,700	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	3/7/30	(101,579)	—	(101,579)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	8/22/22	$(9,869)	$—	$(9,869)
USD	385	Receives	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/9/22	(6,895)	—	(6,895)
USD	715	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/10/22	(12,524)	—	(12,524)
USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	(20,457)	—	(20,457)
USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	(30,852)	—	(30,852)
USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	(2,055)	—	(2,055)
USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	(29,659)	—	(29,659)
USD	615	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	11/23/23	(49,189)	—	(49,189)
USD	390	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	12/24/23	(27,563)	—	(27,563)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	8/14/24	(11,120)	—	(11,120)
USD	2,440	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(96,694)	—	(96,694)
USD	195	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(6,609)	—	(6,609)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(20,296)	—	(20,296)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(1,352)	—	(1,352)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.35% (pays semi-annually)	5/15/25	8,378	—	8,378
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	24,696	—	24,696
USD	1,444	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	19,340	—	19,340
USD	1,020	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	17,879	—	17,879
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	5,128	—	5,128
USD	1,247	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(54,338)	—	(54,338)
USD	770	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/8/29	(3,202)	18,493	15,291
USD	2,025	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	11/14/29	(69,877)	—	(69,877)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	1,050	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	2/14/30	$(7,473)	$—	$(7,473)
USD	22,300	Receives	3-month USD-LIBOR (pays quarterly)	1.27% (pays semi-annually)	2/16/31	645,011	—	645,011
USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	11,052	—	11,052
USD	42	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	3,203	—	3,203
USD	1,190	Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	27,552	—	27,552
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	1/9/50	3,854	—	3,854
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	2/14/50	16,197	—	16,197
USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.25% (pays semi-annually)	3/5/50	95,478	—	95,478
USD	240	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	59,875	—	59,875
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	50,931	—	50,931
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	24,435	—	24,435
ZAR	36,590	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(26,724)	122	(26,602)
ZAR	51,710	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(47,270)	167	(47,103)
ZAR	51,870	Pays	3-month ZAR JIBAR (pays quarterly)	5.45% (pays quarterly)	2/24/26	(41,061)	171	(40,890)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.51% (pays quarterly)	2/24/26	(31,547)	177	(31,370)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(47,443)	167	(47,276)
ZAR	68,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(39,195)	236	(38,959)
ZAR	91,545	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	18,319	357	18,676
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	39,727	416	40,143
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	20,741	404	21,145

Total						$(988,841)	$28,712	$(960,129)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$4,699
Bank of America, N.A.	RUB	157,250	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.64% (pays annually)	12/18/25	(89,327)
Bank of America, N.A.	RUB	229,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.96% (pays annually)	1/25/26	(94,942)
Bank of America, N.A.	RUB	594,600	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.99% (pays annually)	1/28/26	(243,903)
Goldman Sachs International	RUB	816,366	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	(209,458)
Goldman Sachs International	RUB	400,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.13% (pays annually)	7/22/25	(173,003)
Goldman Sachs International	RUB	320,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.53% (pays annually)	10/16/25	(135,743)
Goldman Sachs International	RUB	300,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.46% (pays annually)	11/13/25	(194,841)
Goldman Sachs International	RUB	265,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.54% (pays annually)	12/2/25	(163,107)
Goldman Sachs International	RUB	215,700	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.86% (pays annually)	1/19/26	(101,693)
Goldman Sachs International	RUB	433,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.86% (pays annually)	2/8/26	(282,213)
Goldman Sachs International	RUB	280,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.89% (pays annually)	2/10/26	(179,174)
Goldman Sachs International	RUB	100,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.55% (pays annually)	3/3/26	(27,255)
Goldman Sachs International	RUB	340,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.79% (pays annually)	3/22/26	(52,154)
JPMorgan Chase Bank, N.A.	RUB	305,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.87% (pays annually)	12/24/25	(135,749)
JPMorgan Chase Bank, N.A.	RUB	400,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.27% (pays annually)	2/24/26	(172,618)

Total							$(2,250,481)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Turkey	$10,921	1.00% (pays quarterly)(1)	6/20/21	3.04%	$(19,028)	$65,694	$46,666
Turkey	470	1.00% (pays quarterly)(1)	12/20/21	3.22	(6,149)	11,808	5,659

Total	$11,391				$(25,177)	$77,502	$52,325

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation
Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	3.64%	$(17,109)	$12,262	$(4,847)

Total		$600				$(17,109)	$12,262	$(4,847)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $11,991,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

JIBAR	-	Johannesburg Interbank Average Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

At April 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At April 30, 2021, the value of the Fund’s investment in affiliated funds was $87,795,263, which represents 8.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$14,484,473	$483,791,518	$(410,482,370)	$1,642	$—	$87,795,263	$57,079	87,795,263

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative contracts, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$14,869,793	$—	$14,869,793
Foreign Corporate Bonds	—	216,311,871	869,508	217,181,379
Loan Participation Notes	—	—	18,259,940	18,259,940
Sovereign Government Bonds	—	490,764,573	—	490,764,573
Sovereign Loans	—	13,042,835	—	13,042,835
Short-Term Investments —
Sovereign Government Securities	—	99,283,817	—	99,283,817
U.S. Treasury Obligations	—	450,000	—	450,000
Other	—	87,795,263	—	87,795,263
Purchased Currency Options	—	130,127	—	130,127
Purchased Interest Rate Swaptions	—	145,418	—	145,418
Total Investments	$—	$922,793,697	$19,129,448	$941,923,145
Forward Foreign Currency Exchange Contracts	$—	$3,317,031	$—	$3,317,031
Non-deliverable Bond Forward Contracts	—	178,277	—	178,277
Futures Contracts	3,540,372	—	—	3,540,372
Swap Contracts	—	3,502,166	—	3,502,166
Total	$3,540,372	$929,791,171	$19,129,448	$952,460,991

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,818,786)	$—	$(6,818,786)
Non-deliverable Bond Forward Contracts	—	(504,030)	—	(504,030)
Swap Contracts	—	(6,783,774)	—	(6,783,774)
Total	$—	$(14,106,590)	$—	$(14,106,590)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Total
Balance as of July 31, 2020	$830,536	$7,995,648	$8,826,184
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	38,972	(1,039,105)	(1,000,133)
Cost of purchases	—	11,303,397	11,303,397
Proceeds from sales, including return of capital	—	—	—
Accrued discount (premium)	—	—	—
Transfers to Level 3	—	—	—
Transfers from Level 3	—	—	—

Balance as of April 30, 2021	$869,508	$18,259,940	$19,129,448

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2021	$38,972	$(1,039,105)	$(1,000,133)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2021:

Type of Investment	Fair Value as of April 30, 2021	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input *
Foreign Corporate Bonds	$869,508	Matrix Pricing	Credit spread to U.S. Treasury	31.47%	Decrease
Loan Participation Notes	18,259,940	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.98%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Investment Valuation — Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

Non-Deliverable Bond Forward Contracts — The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for the same as for forward foreign currency exchange contracts. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.